Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2015 and 2014:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	2015	2014	2015	2014
Derivative instruments designated as hedges
Interest rate contracts (1)	$12,687	$3,294	$—	$—
Total derivative instruments designated as hedges	$12,687	$3,294	$—	$—
Undesignated derivative instruments
Call spread overlay	$169,037	$147,707	$(170,951)	$(149,450)
Foreign exchange contracts	1,393	46,802	(525)	(10,547)
Total derivative instruments	$170,430	$194,509	$(171,476)	$(159,997)

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(1) The fair value amounts for the interest rate contracts include accrued interest.

Schedule of Gains on Derivative Instruments
The following tables summarize the classification and gains and losses on derivative instruments for the years ended December 31, 2015, 2014 and 2013:

Year-Ended December 31, 2015 (in thousands)	Gain/(loss) recognized in AOCI	Location of gain/loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Cash flow hedges
Interest rate contracts	$5,337	Other (expense) income, net	$(5,273)	n/a

Fair value hedges
Interest rate contracts	$—	Other (expense) income, net	$—	$1,691

Undesignated derivative instruments
Call spread overlay	n/a	Other (expense) income, net	n/a	$(171)
Foreign exchange contracts	n/a	Other (expense) income, net	n/a	21,434
				$21,263

Year-Ended December 31, 2014 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Fair value hedges
Interest rate contracts	$—	Other (expense) income, net	$—	$3,294

Undesignated derivative instruments
Call spread overlay	n/a	Other (expense) income, net	n/a	$(1,743)
Foreign exchange contracts	n/a	Other (expense) income, net	n/a	61,713
				$59,970